Asset held for sale - Asanko Gold Narrative (Details) - USD ($) shares in Millions, $ in Millions					3 Months Ended	12 Months Ended			36 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Mar. 04, 2024	Dec. 21, 2023	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026
Disclosure of transactions between related parties [line items]
Gains (losses) on financial assets at fair value through profit or loss						$ (6.8)	$ 0.0	$ 0.0
Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of transactions between related parties [line items]
Number of shares in equity accounted investees (in shares)			28.5
Profit on disposal of asset held for sale			$ 5.6
Financial assets measured at fair value
Disclosure of transactions between related parties [line items]
Asanko contingent consideration						18.4	0.0
Financial assets measured at fair value | Receivable
Disclosure of transactions between related parties [line items]
Asanko contingent consideration						18.4
Fair value through profit or loss | Financial assets measured at fair value | Receivable
Disclosure of transactions between related parties [line items]
Asanko contingent consideration						18.4
Asanko Gold
Disclosure of transactions between related parties [line items]
Profit on disposal of asset held for sale						$ 5.6	$ 0.0
Forecast | Asanko Gold
Disclosure of transactions between related parties [line items]
Asanko deferred and contingent considerations									$ 170.0
Asanko Gold
Disclosure of transactions between related parties [line items]
Interest in joint venture				45.00%		45.00%
Additional royalties percentage				1.00%
Asanko deferred and contingent considerations						$ 67.9
Asanko contingent consideration						18.4
– Asanko deferred consideration						49.5
Gains (losses) on financial assets at fair value through profit or loss						(6.8)
Portion of consideration paid received consisting of cash and cash equivalents			$ 65.0
Asanko Gold | Deferred consideration
Disclosure of transactions between related parties [line items]
Gains (losses) on financial assets at fair value through profit or loss						$ (3.5)
– Discount rate						7.10%
Asanko Gold | Contingent consideration
Disclosure of transactions between related parties [line items]
Gains (losses) on financial assets at fair value through profit or loss						$ (3.3)
– Discount rate						13.00%
Asanko Gold | Forecast
Disclosure of transactions between related parties [line items]
Asanko deferred and contingent considerations	$ 30.0	$ 25.0		$ 30.0	$ 85.0				$ 170.0
Additional royalties percentage				1.00%
Portion of consideration paid received consisting of cash and cash equivalents					$ (65.0)